Advances for Vessels under Construction and Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Long-term Purchase Commitment [Line Items]
Total interest capitalized	$ 71	$ 9,004	$ 4,700
Zijishan B003
Long-term Purchase Commitment [Line Items]
DWT	3,600
Construction price face amount		3,950
Contractual obligation due in next twelve months	$ 0
Vessels under Construction
Long-term Purchase Commitment [Line Items]
Total interest capitalized	$ 71	$ 76	$ 5